Financial Income / Expenses	12 Months Ended
Jun. 30, 2024
Financial Income / Expenses [Abstract]
Financial income / expenses

Note 22. Financial income/expenses

	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022
Financial Costs
Interest and commissions expense	(1,124,302)	(160,035)	(2,130)
Lease liability interest	(41,116)	—	—
Total Financial Costs	$(1,165,418)	$(160,035)	$(2,130)

Other financial results
Exchange rate (losses)	(3,423,303)	(1,386,599)	(12,342)
Inflation adjustment	2,954,698	245,989	—
Interest income (Shareholders’ loan)	1,386,052	693,027	—
Investment results	552,797	1,009,318	—
Net fair value gain of warrant liabilities	332,189	778,811	—
Change in fair value of Simply Agreement for Future Equity (“SAFE”)	—	(313,346)	(860,000)
Other	66,531	3,325	—
Total Other financial results	1,868,964	1,030,525	(872,342)
Total net financial income/(expenses)	$703,546	$870,490	$(874,472)